SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Segmented Information [Abstract]
Disclosure of geographical areas [Table Text Block]
	December 31, 2021
	Canada	USA	Total
Non current assets	$-	$32,238	$32,238
Total assets	$790	$32,339	$33,129
Total liabilities	$(196)	$(1,217)	$(1,413)

	Year ended December 31, 2021
	Canada	USA	Total

Net Loss	$(2,633)	$(391)	$(3,024)